Note 25 - Post-employment and other employee benefit commitments. Consolidated Income Statement Impact (Details) - EUR (€)		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Post-employment and other employee benefit commitments
Net Interest Expense on Cost attributable to Pensions Funds		€ 44,000,000	€ 63,000,000	€ 77,000,000
Interest Expenses Benefit Commitments		265,000,000	293,000,000	282,000,000
Interest Income Benefit Commitments		(220,000,000)	(230,000,000)	(206,000,000)
Personel Expenses Benefit Commitments		121,000,000	143,000,000	130,000,000
Employer contributions		72,000,000	95,000,000	72,000,000
Post Employments Benefit Expense Defined Benefit Plans		49,000,000	49,000,000	58,000,000
Provisions Consolidated Income Statement Impact		210,000,000	213,000,000	125,000,000
Early Retirement Expense		224,000,000	190,000,000	141,000,000
Past service costs		(8,000,000)	18,000,000	(33,000,000)
Remeasurements	[1]	(11,000,000)	7,000,000	(10,000,000)
Other effects		4,000,000	(1,000,000)	28,000,000
Total Impact on Profit and Loss Benefit Commitments		€ 375,000,000	€ 419,000,000	€ 332,000,000

[1]

(*) Actuarial losses (gains) on remeasurement of the net defined benefit liability relating to early retirements in Spain and other long-term employee benefits that are charged to the income statements (see Note 2.2.12).